Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net income (loss) for the year	R$ (4)	R$ 960	R$ 2,326
-Items that may be subsequently reclassified to the Statements of Income in subsequent periods:
Foreign currency translation	(2,930)	(1,405)	2,145
Others	6	(3)	17
Other comprehensive income (loss) for the year, net of income tax	(2,924)	(1,408)	2,162
Total comprehensive income for the year	(2,928)	(448)	4,488
Total comprehensive income attributable to:
Controlling shareholders	(2,498)	(316)	3,748
Non-controlling shareholders	R$ (430)	R$ (132)	R$ 740